14. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Bad debt		$ 40,967	$ 62,930	$ 99,000
Bank service charges		3,969	2,480	1,330
Filing and registration fees		94,029	74,898	62,130
Foreign exchange		692	3,630	(3,210)
Insurance		18,147	34,573	34,453
Investor relations		9,974	7,174	70,332
Management Fees	[1]	187,883	100,243	0
Office maintenance		86,700	180,984	55,168
Payroll		30,534	79,847	122,330
Rent		50,336	49,229	46,050
Travel		45,426	41,246	34,465
General and administrative	[2]	$ 568,657	$ 637,234	$ 522,048

[1]	Note 15.
[2]	Notes 14 and 15.